Financial Instruments (Details) $ / shares in Units, SFr in Thousands				1 Months Ended				12 Months Ended
	May 31, 2023 CHF (SFr)	Mar. 31, 2023	Feb. 04, 2020 $ / shares shares	Aug. 31, 2022 USD ($)	Jul. 24, 2022	Sep. 30, 2019 $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr)	Jan. 04, 2022	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021 shares
Financial Instruments (Details) [Line Items]
Non-tradable warrants price (in Dollars per share) | $ / shares							$ 8.625
Expected term of warrant								1 year 1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days	2 years 1 month 6 days
Expected volatility								48.50%	48.50%	152.40%	152.40%
Risk-free rate								4.70%	4.70%	0.70%	0.70%
Issuance will expire term						5 years
Warrants exercise price (in Dollars per share) | $ / shares			$ 1.914
Warrants to purchase (in Shares) | shares			95,620
Percentage of shares and voting interests								100.00%				100.00%	100.00%	100.00%	100.00%
Ordinary shares (in Shares) | shares								257,376		172,052
Risk-free rate (in Francs)								$ 1,100,000,000,000,000
Selling shareholders percentagge		39.00%						39.00%	39.00%
Payment fees (in Dollars)				$ 709,000
Consideration percentage				61.00%
Contingent consideration liability (in Dollars)								$ 8,792,000
Share price decreased percentage										10.00%	10.00%
Fair value warrants (in Dollars)							$ 4,793,000
Share price had increased percentage							10.00%
Fair value of the warrants (in Dollars)							$ 2,883,000
Owner payment (in Dollars)								$ 177,775,000
Share price risk rate								14.50%	14.50%
Fair value value (in Dollars)								$ 5,768,000
Investment (in Dollars)								$ 1,161,561,000
Major business combination [member]
Financial Instruments (Details) [Line Items]
Expected volatility										56.89%	56.89%
Risk-free rate										0.09%	0.09%
Expected dividend yield								0.00%	0.00%	0.00%	0.00%
Share price protection period										3 months 21 days	3 months 21 days
Share price (in Dollars per share) | $ / shares										$ 3.8
Liability payment (in Dollars)										$ 6,355
DeepCube’s Shareholders [Member]
Financial Instruments (Details) [Line Items]
Percentage of shares and voting interests																100.00%
Ordinary shares (in Shares) | shares																2,535,218
Monte Carlo simulation analysis [Member]
Financial Instruments (Details) [Line Items]
Fair value amount (in Dollars)										5,768,000
GIS [Member]
Financial Instruments (Details) [Line Items]
Contingent consideration liability (in Dollars)								$ 5,196,000
NanoFabrica [Member]
Financial Instruments (Details) [Line Items]
Contingent consideration liability (in Dollars)										$ 1,367,000
Stratasys Ltd [Member]
Financial Instruments (Details) [Line Items]
Owner payment (in Dollars)								9,695,115,000
Share price risk value (in Dollars)								$ 114,984,000
Share price risk rate								1.00%	1.00%
Revaluation loss (in Dollars)								$ 62,791,000
Increased (decrease) profit or loss (in Dollars)								$ 1,150,000
Share price risk					On July 24, 2022, Stratasys’s Board of Directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’s Board of Directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’s board of directors. The poison pill is valid for one year, until July 24, 2023.
Per share (in Dollars per share) | $ / shares								$ 18,000
Group’s investment [Member]
Financial Instruments (Details) [Line Items]
Fair value percentage								10.00%	10.00%
Fair value value (in Dollars)								$ 11,498,000
Investment (in Dollars)								$ 11.498
Level 2 of fair value hierarchy [member]
Financial Instruments (Details) [Line Items]
Expected dividend yield										0.00%	0.00%
Level 3 [Member]
Financial Instruments (Details) [Line Items]
Risk-free rate								0.96%	0.96%	0.73%	0.73%
Percentage of shares and voting interests														100.00%
EssEssemtec’s underlying gross profitemtec’s underlying gross profit (in Francs) | SFr									SFr 13,850
Cash payment (in Dollars)										$ 4,982,000
Discount rate				6.30%
Positive [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage										21.00%	21.00%
Risk neutral probability of gross profit percentage										1.00%	1.00%
Neutral [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage										31.00%	31.00%
Risk neutral probability of gross profit percentage										11.00%	11.00%
Negative [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage										47.00%	47.00%
Risk neutral probability of gross profit percentage										89.00%	89.00%
IPO [Member]
Financial Instruments (Details) [Line Items]
Non-tradable warrants (in Shares) | shares							1,600,000
Non-tradable warrants term							5 years
Warrants remained outstanding (in Shares) | shares								1,316,010	1,316,010
Fair value warrants amount (in Dollars)								$ 6,000		$ 3,057,000
Note warrant [Member]
Financial Instruments (Details) [Line Items]
Non-tradable warrants (in Shares) | shares						62,668,850
Fair value warrants amount (in Dollars)								$ 63,000		$ 290,000
Warrants price (in Dollars per share) | $ / shares						$ 125
Group’s investment [Member]
Financial Instruments (Details) [Line Items]
Fair value percentage								10.00%	10.00%
Contingent consideration in GIS’s acquisition [Member]
Financial Instruments (Details) [Line Items]
Voting interests rate								100.00%	100.00%
Selling shareholders percentagge								61.00%	61.00%
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Essemtec’s underlying (in Francs) | SFr											SFr 2,100
EssEssemtec’s underlying gross profitemtec’s underlying gross profit (in Francs) | SFr											SFr 13,502
Risk-free rate (in Francs) | SFr	SFr (3,644)
Selling shareholders percentagge								50.00%	50.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant										1 year 8 months 4 days	1 year 8 months 4 days
Expected volatility										138.50%	138.50%
Risk-free rate										0.83%	0.83%
Top of range [member]
Financial Instruments (Details) [Line Items]
Essemtec’s underlying (in Francs) | SFr											SFr 2,500
EssEssemtec’s underlying gross profitemtec’s underlying gross profit (in Francs) | SFr											SFr 17,360
Risk-free rate (in Francs) | SFr	SFr 3,500
Selling shareholders percentagge								50.00%	50.00%
Top of range [member] | Level 2 of fair value hierarchy [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant										2 years 8 months 4 days	2 years 8 months 4 days
Expected volatility								48.15%	48.15%
Risk-free rate								4.48%	4.48%